Greenspring Fund, Incorporated
            Supplement to the Prospectus dated May 1, 2002
                           November 18, 2002

Effective November 18, 2002, any account changes or any purchase or redemption of shares should be mailed to:

                    Greenspring Fund, Incorporated
                            c/o PFPC, Inc.
                            P.O. Box 9836
                         Providence, RI 02940